Stockholders’ Equity (Details) - Schedule of warrant activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Stockholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Warrant, outstanding beginning balance	5,658,830		247,403
Warrant, Granted	2,988,487	1,961,267	5,921,071
Warrant, Exercised		(2,414,218)
Warrant, Forfeited/Cancelled	(13,611)	(19,167)	(37,526)
Warrant, outstanding ending balance	8,633,706	5,658,830	6,130,948
Warrant, exercisable	8,591,206	5,616,330	3,228,235
Weighted Average Exercise Price [Member]
Stockholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Weighted Average Exercise Price, outstanding beginning balance			$ 15.75
Weighted Average Exercise Price, Granted	$ 2.12	$ 5.6	4.7
Weighted Average Exercise, Exercised		4.55
Weighted Average Exercise Price, Forfeited/Cancelled	12	24	13.31
Weighted Average Exercise Price, outstanding ending balance	3.82	4.98	4.96
Weighted Average Exercise Price, exercisable	$ 3.81	$ 4.97	$ 5.37